Consolidated Statements of Changes in Stockholders' Equity Deficit (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Accounts payable of stock grant issued		$ 15,812
Extension of strategic options	1,965,000
Extension of strategic options	950,000
Stock appreciation rights	1,455,000